Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.9%
Aerospace/Defense - 1.0%
General Dynamics Corp.	5,416	$1,227,644
Raytheon Technologies Corp.	11,294	1,052,714
		2,280,358
Agriculture - 1.5%
Altria Group, Inc.	21,502	943,078
Archer-Daniels-Midland Co.	17,887	1,480,507
Philip Morris International, Inc.	10,298	1,000,450
		3,424,035
Airlines - 0.1%
Alaska Air Group, Inc. (a)	3,777	167,434

Apparel - 0.1%
PVH Corp.	4,010	248,299

Auto Manufacturers - 2.9%
Ford Motor Co.	229,923	3,377,569
General Motors Co. (a)	89,001	3,227,176
		6,604,745
Auto Parts & Equipment - 0.1%
BorgWarner, Inc.	8,596	330,602

Banks - 11.7%
Bank of America Corp.	132,939	4,494,668
Citigroup, Inc. (b)	59,545	3,090,385
Citizens Financial Group, Inc.	11,811	448,464
Comerica, Inc. (b)	2,013	156,551
Fifth Third Bancorp	11,024	376,139
Huntington Bancshares, Inc.	22,529	299,410
JPMorgan Chase & Co.	46,604	5,376,237
KeyCorp (b)	19,466	356,228
M&T Bank Corp. (b)	2,680	475,566
Morgan Stanley	23,815	2,007,605
Regions Financial Corp.	17,991	381,049
State Street Corp.	8,192	581,960
The Bank of New York Mellon Corp.	15,628	679,193
The Goldman Sachs Group, Inc.	9,492	3,164,538
Truist Financial Corp.	25,892	1,306,769
Wells Fargo & Co.	85,750	3,761,853
Zions Bancorp NA	2,757	150,394
		27,107,009
Beverages - 2.5%
Brown-Forman Corp. - Class B (b)	16,028	1,189,598
Constellation Brands, Inc. - Class A	5,004	1,232,535
Molson Coors Brewing Co. - Class B	7,188	429,483
PepsiCo, Inc.	8,819	1,542,972
The Coca-Cola Co.	22,650	1,453,451
		5,848,039
Biotechnology - 1.7%
Amgen, Inc.	4,560	1,128,463
Gilead Sciences, Inc.	20,758	1,240,290
Moderna, Inc. (a)	9,796	1,607,426
		3,976,179
Building Materials - 0.1%
Mohawk Industries, Inc. (a)	2,224	285,740

Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,575	1,135,652
Celanese Corp.	2,448	287,664
Dow, Inc.	24,733	1,316,043
DuPont de Nemours, Inc.	11,357	695,389
LyondellBasell Industries NV	9,963	887,903
Mosaic Co.	11,107	584,895
		4,907,546
Commercial Services - 0.5%
Automatic Data Processing, Inc.	5,002	1,206,082

Computers - 1.6%
DXC Technology Co. (a)	6,123	193,487
Hewlett Packard Enterprise Co.	70,109	998,352
HP, Inc.	31,865	1,063,972
International Business Machines Corp.	7,876	1,030,102
Western Digital Corp. (a)	10,357	508,529
		3,794,442
Cosmetics/Personal Care - 1.1%
Colgate-Palmolive Co.	16,842	1,326,139
The Procter & Gamble Co.	8,866	1,231,576
		2,557,715
Distribution/Wholesale - 0.5%
Fastenal Co.	21,070	1,082,155

Diversified Financial Services - 2.3%
Capital One Financial Corp.	12,258	1,346,296
Discover Financial Services	5,293	534,593
Franklin Resources, Inc. (b)	7,282	199,891
Intercontinental Exchange, Inc.	11,964	1,220,208
Invesco Ltd.	10,171	180,434
Nasdaq, Inc.	7,326	1,325,273
Synchrony Financial	13,399	448,599
		5,255,294
Electric - 11.6%
Alliant Energy Corp.	20,222	1,232,126
Ameren Corp.	14,351	1,336,365
American Electric Power Co., Inc.	13,174	1,298,429
CenterPoint Energy, Inc.	38,832	1,230,586
CMS Energy Corp.	18,506	1,271,917
Consolidated Edison, Inc.	13,330	1,323,269
Dominion Energy, Inc.	14,912	1,222,486
DTE Energy Co.	10,291	1,340,917
Duke Energy Corp.	12,420	1,365,331
Edison International	16,566	1,122,678
Entergy Corp.	9,192	1,058,275
Evergy, Inc.	19,646	1,341,036
Eversource Energy	12,840	1,132,745
Exelon Corp.	25,692	1,194,421
FirstEnergy Corp.	28,440	1,168,884
NRG Energy, Inc.	12,623	476,518
Pinnacle West Capital Corp.	2,727	200,353
PPL Corp.	45,756	1,330,585
Public Service Enterprise Group, Inc.	18,644	1,224,351
Sempra Energy	7,400	1,226,920
The Southern Co.	17,508	1,346,190
WEC Energy Group, Inc.	12,176	1,263,991
Xcel Energy, Inc.	16,948	1,240,255
		26,948,628
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	9,626	1,188,811

Electronics - 0.5%
Honeywell International, Inc. (b)	5,502	1,058,915

Entertainment - 0.1%
Penn National Gaming, Inc. (a)(b)	5,007	172,992

Environmental Control - 1.1%
Republic Services, Inc.	9,266	1,284,823
Waste Management, Inc.	7,894	1,299,037
		2,583,860
Food - 6.2%
Campbell Soup Co. (b)	21,606	1,066,256
Conagra Brands, Inc. (b)	40,856	1,397,684
General Mills, Inc.	16,336	1,221,769
Hormel Foods Corp.	21,856	1,078,375
Kellogg Co.	15,868	1,172,963
McCormick & Co., Inc. (b)	11,854	1,035,447
Mondelez International, Inc.	20,602	1,319,352
The Hershey Co. (b)	6,256	1,426,118
The JM Smucker Co. (b)	7,570	1,001,662
The Kraft Heinz Co.	43,197	1,590,946
The Kroger Co. (b)	20,932	972,082
Tyson Foods, Inc. - Class A	12,028	1,058,584
		14,341,238
Forest Products & Paper - 0.2%
International Paper Co.	11,623	497,116

Gas - 1.1%
Atmos Energy Corp.	10,642	1,291,832
NiSource, Inc.	43,986	1,337,175
		2,629,007
Healthcare-Products - 0.8%
Baxter International, Inc.	14,504	850,805
Medtronic PLC	10,422	964,243
		1,815,048
Healthcare-Services - 2.6%
Centene Corp. (a)	20,206	1,878,552
Humana, Inc.	3,124	1,505,768
Laboratory Corp. of American Holdings	2,331	611,165
Quest Diagnostics, Inc.	3,023	412,851
UnitedHealth Group, Inc.	2,230	1,209,418
Universal Health Services, Inc. - Class B	2,574	289,498
		5,907,252
Home Builders - 1.1%
DR Horton, Inc. (b)	14,157	1,104,671
Lennar Corp. - Class A (b)	12,134	1,031,390
PulteGroup, Inc.	11,424	498,315
		2,634,376
Home Furnishings - 0.2%
Whirlpool Corp. (b)	2,764	477,813

Household Products/Wares - 0.9%
Church & Dwight Co., Inc.	11,792	1,037,342
Kimberly-Clark Corp.	8,394	1,106,245
		2,143,587
Housewares - 0.1%
Newell Brands, Inc. (b)	10,730	216,853

Insurance - 11.1%
Aflac, Inc.	30,387	1,741,175
American International Group, Inc.	27,644	1,431,130
Arthur J Gallagher & Co.	6,566	1,175,248
Assurant, Inc.	7,602	1,336,280
Berkshire Hathaway, Inc. - Class B (a)	23,779	7,147,967
Chubb Ltd.	7,087	1,336,892
Cincinnati Financial Corp.	2,524	245,686
Everest Re Group Ltd.	1,033	269,975
Globe Life, Inc.	1,558	156,937
Lincoln National Corp.	5,632	289,147
Loews Corp.	22,120	1,288,490
Marsh & McLennan Cos., Inc.	7,336	1,202,811
MetLife, Inc.	20,067	1,269,238
Principal Financial Group, Inc.	4,412	295,339
Prudential Financial, Inc.	12,181	1,217,978
The Allstate Corp.	6,164	721,003
The Hartford Financial Services Group, Inc.	7,022	452,708
The Progressive Corp.	9,713	1,117,578
The Travelers Cos., Inc.	10,530	1,671,111
W R Berkley Corp.	15,566	973,342
Willis Towers Watson PLC	2,201	455,475
		25,795,510
Internet - 0.4%
eBay, Inc.	17,343	843,390

Iron/Steel - 0.6%
Nucor Corp.	10,537	1,430,925

Media - 1.8%
DISH Network Corp. - Class A (a)	13,972	242,694
FactSet Research Systems, Inc.	2,994	1,286,462
Fox Corp. - Class A	7,224	239,187
News Corp. - Class A	11,460	196,424
Paramount Global - Class B (b)	34,871	824,699
Warner Bros Discovery, Inc. (a)	98,128	1,471,920
		4,261,386
Miscellaneous Manufacturing - 1.0%
3M Co. (b)	7,902	1,131,882
Illinois Tool Works, Inc.	5,864	1,218,305
		2,350,187
Oil & Gas - 2.2%
Marathon Petroleum Corp.	25,612	2,347,596
Phillips 66	15,496	1,379,144
Valero Energy Corp.	12,254	1,357,376
		5,084,116
Packaging & Containers - 0.7%
Amcor PLC	89,124	1,154,156
Westrock Co.	10,068	426,480
		1,580,636
Pharmaceuticals - 6.9%
AbbVie, Inc.	7,218	1,035,855
AmerisourceBergen Corp.	10,888	1,588,886
Becton Dickinson and Co.	4,446	1,086,202
Bristol-Myers Squibb Co.	16,510	1,218,108
Cigna Corp.	11,713	3,225,292
CVS Health Corp.	53,170	5,087,306
Johnson & Johnson	8,110	1,415,357
McKesson Corp.	3,092	1,056,165
Viatris, Inc.	37,698	365,294
		16,078,465
Retail - 2.9%
Best Buy Co., Inc.	8,869	682,824
CarMax, Inc. (a)	5,170	514,622
McDonald's Corp.	5,548	1,461,177
Walgreens Boots Alliance, Inc.	40,353	1,598,786
Walmart, Inc.	9,130	1,205,616
Yum! Brands, Inc.	9,944	1,218,538
		6,681,563
Semiconductors - 2.9%
Intel Corp.	129,473	4,701,165
Micron Technology, Inc.	30,868	1,909,494
		6,610,659
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	910	197,324

Software - 1.0%
Paychex, Inc.	8,684	1,113,984
Roper Technologies, Inc.	2,708	1,182,502
		2,296,486
Telecommunications - 3.5%
AT&T, Inc.	283,295	5,320,280
Cisco Systems, Inc.	21,458	973,550
Lumen Technologies, Inc. (b)	50,660	551,687
Verizon Communications, Inc.	28,846	1,332,397
		8,177,914
Transportation - 1.5%
CH Robinson Worldwide, Inc.	3,526	390,328
FedEx Corp.	8,011	1,867,284
Union Pacific Corp.	4,802	1,091,495
		3,349,107
Water - 0.5%
American Water Works Co., Inc.	7,484	1,163,313
TOTAL COMMON STOCKS (Cost $225,611,206)		217,592,151

REAL ESTATE INVESTMENT TRUSTS - 5.9%
Alexandria Real Estate Equities, Inc.	6,606	1,095,142
American Tower Corp.	4,578	1,239,860
AvalonBay Communities, Inc.	5,388	1,152,709
Camden Property Trust	7,497	1,057,827
Duke Realty Corp.	19,848	1,241,691
Equity Residential	14,128	1,107,494
Essex Property Trust, Inc.	3,564	1,021,193
Healthpeak Properties, Inc.	37,502	1,036,180
Mid-America Apartment Communities, Inc.	5,974	1,109,551
Public Storage	3,429	1,119,260
Realty Income Corp.	18,758	1,387,904
UDR, Inc.	22,172	1,073,125
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,662,536)		13,641,936

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.600% (c)	$127,766	127,766
TOTAL SHORT-TERM INVESTMENTS (Cost $127,766)		127,766

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	14,111,196	14,111,196
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,111,196)		14,111,196

Total Investments (Cost $253,512,704) - 106.0%		245,473,049
Liabilities in Excess of Other Assets - (6.0)%		(13,802,865)
TOTAL NET ASSETS - 100.0%		$231,670,184

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $13,872,919 or 6.0% of net assets.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 217,592,151	$ -	$ -	$ -	$ 217,592,151
Real Estate Investment Trusts	13,641,936	-	-	-	13,641,936
Short-Term Investments	127,766	-	-	-	127,766
Investments Purchased with Proceeds from Securities Lending	-	-	-	14,111,196	14,111,196
Total Investments in Securities	$ 231,361,853	$ -	$ -	$ 14,111,196	$ 245,473,049
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.